Average Annual Total Returns{- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-05 - Fidelity SAI Total Bond Fund	Fidelity SAI Total Bond Fund Return Before Taxes Past 1 year	Fidelity SAI Total Bond Fund Return Before Taxes Since Inception		Fidelity SAI Total Bond Fund After Taxes on Distributions Past 1 year	Fidelity SAI Total Bond Fund After Taxes on Distributions Since Inception		Fidelity SAI Total Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Total Bond Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	0.10%	6.21%	[1]	(1.08%)	4.35%	[1]	0.14%	4.05%	[1]	(1.54%)	5.23%	[1]	(1.10%)	5.44%	[1]

[1]	(a)From October 25, 2018